Other investments (Tables)	6 Months Ended
Dec. 31, 2023
Other investments
Schedule of financial assets measured at FVTPL

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Financial assets measured at FVTPL:
Non-current
- Investment in an unlisted limited partnership enterprise	—	73,870	90,603

Current
- Investments in trust investment schemes	208,649	205,329	202,866
- Investment in a wealth management product	—	—	50,000
- Others	1,874	—	—
	210,523	205,329	252,866